UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mitchell A. Danaher
Title:   Assistant Comptroller
Phone:   (203) 373-3563

13F File Number:  28-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mitchell A. Danaher
Title:    Assistant Comptroller
Phone:    (203) 373-3563

Signature, Place, and Date of Signing:

Mitchell A. Danaher     Fairfield, CT  06431          March 9, 2001
-------------------     -------------  -----          -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      12

Form 13F Information Table Value Total:  $ 375024
                                        (thousands)

List of Other Included Managers:

No. Form 13F File Number  Name
--  --------------------  ----


FROM 13F INFORMATION TABLE
                                    TITLE OF             VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER     ----VOTING AUTHORITY----
NAME OF ISSUER                      CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED   NONE

Bull Run                           COM       120182100     9448   1608251  SH          SOLE                 1608251
CNET                               COM       12613R104   184506   3251200  SH          SOLE                 3251200
Digital Island                     COM       25385N101    88911    934678  SH          SOLE                  934678
Hoover's                           COM       439321100     1803    206045  SH          SOLE                  206045
I-Village                          COM       46588H105    37220   1838009  SH          SOLE                 1838009
Lycos                              COM       550818108      580     10594  SH          SOLE                   10594
Mail.com                           CL A      560311102    13500    720000  SH          SOLE                  720000
Whittman-Hart                      COM       566244109    24791    462295  SH          SOLE                  462295
Preview Travel                     COM       74137R101      448      8591  SH          SOLE                    8591
Promotion.com                      COM       74341U106     3292    166667  SH          SOLE                  166667
Todays Man                         COM       888910205       14     22140  SH          SOLE                   22140
Wink                               COM       974168106    10511    175000  SH          SOLE                  175000


